Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2014 and 2013 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total
Balance, December 31, 2012	$407,045	$805,416	$703,225	$88,852	$2,004,538
Reclassifications	88,852	—	—	(88,852)	—
Translation	—	(26,067)	—	—	(26,067)
Other	—	(4,863)	—	—	(4,863)

Balance, December 31, 2013	495,897	774,486	703,225	—	1,973,608
Acquisitions	98,505	—	—	—	98,505
Translation	—	(30,112)	—	—	(30,112)
Other	—	311	26,352	—	26,663

Balance, December 31, 2014	$594,402	$744,685	$729,577	$—	$2,068,664

Schedule of Intangible Assets

Intangible assets with estimated lives of 5 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2014		December 31, 2013
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,199,942	$454,353	$1,147,786	$391,254
Trademarks and trade names	158,584	48,356	151,332	40,397
Other	22,823	16,547	21,869	15,182

	$1,381,349	$519,256	$1,320,987	$446,833